Segment and Geographic information (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 32,718,000	$ 20,893,000	$ 59,121,000	$ 41,720,000	$ 85,627,000	$ 75,004,000
Gross profit	18,942,000	12,698,000	34,778,000	25,115,000	51,301,000	43,825,000
Net income (loss)			971,000	1,655,000	2,651,000	(564,000)
Direct Selling
Revenues			52,786,000	37,326,000	76,843	67,324
Gross profit			34,775,000	34,642,000	50,494	42,963
Net income (loss)			2,072,000	2,061,000	3,494	327
Capital expenditures			336,000	2,850,000
Commercial Coffee
Revenues			6,335,000	4,394,000	8,784	7,680
Gross profit			3,000	473,000	807	862
Net income (loss)			(1,101,000)	(406,000)	(843)	(891)
Capital expenditures			4,278,000	673,000
Total Segment [Member]
Revenues			59,121,000	41,720,000	85,627	75,004
Gross profit			34,778,000	25,115,000	51,301	43,825
Net income (loss)			971,000	1,655,000	2,651	(564)
Capital expenditures			4,614,000	3,523,000
Direct Selling [Member]
Revenues	28,655,000	18,898,000
Gross profit	18,932,000	12,516,000
Net income (loss)	1,191,000	936,000
Capital expenditures	222,000	33,000
Commercial Coffee [Member]
Revenues	4,063,000	1,995,000
Gross profit	10,000	182,000
Net income (loss)	(647,000)	(274,000)
Capital expenditures	4,066,000	437,000
Total Segment [Member]
Revenues	32,718,000	20,893,000
Gross profit	18,942,000	12,698,000
Net income (loss)	544,000	662,000
Capital expenditures	$ 4,288,000	$ 470,000